(the “Fund”)
Ticker: BRGIX

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 15, 2024 to the Statutory Prospectus dated April 30, 2024
Effective at the close of business on May 31, 2024, Mr. Brian Kirkpatrick, CFA, will be retiring as a Portfolio Manager of the Fund. Additionally, effective as of the close of business on June 30, 2024, Mr. Edson L. Bridges III, CFA, will be stepping down as the lead Portfolio Manager of the Fund.

Effective at the close of business on May 31, 2024, Mr. Jack J. Holmes, CFA, CAP, and Mr. Connor Pugno, CFA, will assume portfolio manager responsibilities for the Fund.

Effective at the close of business on June 30, 2024, Mr. Jack J. Holmes, CFA, CAP, will serve as the lead portfolio manager of the Fund with Mr. Connor Pugno, CFA, serving as a portfolio manager of the Fund.

1.As of June 1, 2024, the portfolio manager information disclosed in the section titled “Management” on page 5 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Management:
Investment Adviser: Bridges Investment Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mr. Edson L. Bridges III, CFA, Chairman, Chief Executive Officer, and Chief Investment Officer of the Adviser, serves as the lead portfolio manager of the Fund and served in that position for the Predecessor Fund from 1997-2022. Mr. Jack J. Holmes, CFA, CAP, Chief Investment Officer and Senior Vice President of the Adviser, serves as a portfolio manager of the Fund since May 2024 and Chief Investment Officer of the Adviser beginning June 30, 2024. Mr. Connor Pugno, CFA, Senior Research Analyst of the Adviser, serves as a portfolio manager of the Fund since May 2024.

2.As of June 1, 2024, the portfolio manager information disclosed in the section titled “Management of the Fund - Portfolio Managers” on page 13 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers
Mr. Edson L. Bridges III, CFA, Chairman, Chief Executive Officer, and Chief Investment Officer of BIM, is the lead portfolio manager and responsible for the day-to-day operation of the Fund’s portfolio. Mr. Bridges dedicates his professional efforts towards securities research and portfolio management for BIM. Mr. Bridges has been employed in these areas of responsibility for all clients, including the Fund and the Predecessor Fund, for more than 40 years.

Mr. Jack J. Holmes, CFA CAP, Chief Investment Officer and Senior Vice President of BIM, is a portfolio manager and responsible for the day-to-day operation of the Fund’s portfolio beginning June 30, 2024. Mr. Holmes joined BIM in April 2021, serving as Senior Vice President and as a member of BIM’s Investment Committee. Mr. Holmes dedicates his professional efforts towards relationship management, securities research, and portfolio management for BIM. Mr. Holmes previously served as Chief Investment Officer for an external firm for 6 years prior to joining BIM. Beginning at the end of May 2024, Mr. Holmes assumed portfolio manager responsibilities for the Fund and will transition to lead portfolio manager as well as replace Mr. Bridges as Chief Investment Officer of the Adviser effective at the close of business on June 30, 2024.

Mr. Connor Pugno, CFA, Senior Research Analyst for BIM, is a portfolio manager and capable of assuming the role of lead portfolio manager in instances where his decisions would be needed. Mr. Pugno joined BIM in January 2018, serving as Research Analyst and as a member of BIM’s Investment Committee. Mr. Pugno dedicates his professional efforts towards securities research and portfolio management for BIM. Mr. Pugno previously served as Research Analyst at an external firm for two years prior to joining BIM. Beginning in June 2024, Mr. Pugno will assume portfolio manager responsibilities for the Fund.

Investment selections made by BIM for the Fund are predicated upon research into general economic trends, studies of financial markets, and industry and company analyses. BIM obtains its security analysis information from several financial research organizations, which restrict the release of their reports primarily to institutional users such as banks, insurance companies, investment counselors, and trust companies.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership in the Fund.

3.As of July 1, 2024, the portfolio manager information disclosed in the section titled “Management” on page 5 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Management:
Investment Adviser: Bridges Investment Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mr. Jack J. Holmes, CFA, CAP, Chief Investment Officer and Senior Vice President of the Adviser, serves as the lead portfolio manager of the Fund since June 2024. Mr. Connor Pugno, CFA, Senior Research Analyst of the Adviser, serves as a portfolio manager of the Fund since May 2024.

4.As of July 1, 2024, the portfolio manager information disclosed in the section titled “Management of the Fund - Portfolio Managers” on page 13 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers
Mr. Jack J. Holmes, CFA CAP, Chief Investment Officer and Senior Vice President of BIM, is the lead portfolio manager and responsible for the day-to-day operation of the Fund’s portfolio beginning June 30, 2024. Mr. Holmes joined BIM in April 2021, serving as Senior Vice President and as a member of BIM’s Investment Committee. Mr. Holmes dedicates his professional efforts towards relationship management, securities research, and portfolio management for BIM. Mr. Holmes previously served as Chief Investment Officer for an external firm for 6 years prior to joining BIM. Beginning at the end of May 2024, Mr. Holmes assumed portfolio manager responsibilities for the Fund and will transition to lead portfolio manager beginning June 30, 2024.

Mr. Connor Pugno, CFA, Senior Research Analyst for BIM, is a portfolio manager and capable of assuming the role of lead portfolio manager in instances where his decisions would be needed. Mr. Pugno joined BIM in January 2018, serving as Research Analyst and as a member of BIM’s Investment Committee. Mr. Pugno dedicates his professional efforts towards securities research and portfolio management for BIM. Mr. Pugno previously served as Research Analyst at an external firm for two years prior to joining BIM. Beginning in June 2024, Mr. Pugno will assume portfolio manager responsibilities for the Fund.

Investment selections made by BIM for the Fund are predicated upon research into general economic trends, studies of financial markets, and industry and company analyses. BIM obtains its security analysis information from several financial research organizations, which restrict the release of their reports primarily to institutional users such as banks, insurance companies, investment counselors, and trust companies.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership in the Fund.

Please retain this Supplement with your Prospectus for future reference.

(the “Fund”)
Ticker: BRGIX

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 15, 2024 to the Statement of Additional Information (“SAI”) dated April 30, 2024
Effective at the close of business on May 31, 2024, Mr. Brian Kirkpatrick, CFA, will be retiring as a Portfolio Manager of the Fund. Additionally, effective as of the close of business on June 30, 2024, Mr. Edson L. Bridges III, CFA, will be stepping down as the lead Portfolio Manager of the Fund.

Effective at the close of business on May 31, 2024, Mr. Jack J. Holmes, CFA, CAP, and Mr. Connor Pugno, CFA, will assume portfolio manager responsibilities for the Fund.

Effective at the close of business on June 30, 2024, Mr. Jack J. Holmes, CFA, CAP, will serve as the lead portfolio manager of the Fund with Mr. Connor Pugno, CFA, serving as a portfolio manager of the Fund.

1.Accordingly, as of June 1, 2024, the following disclosure is amended in the section titled “Portfolio Managers” beginning on page 24 of the Fund’s SAI:

Mr. Edson L. Bridges III is the lead portfolio manager for the Fund. Mr. Jack J. Holmes and Mr. Connor Pugno each serve as a portfolio manager for the Fund. The following provides information regarding other accounts that are managed by the portfolio managers as of December 31, 2023:

Name of Person	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees

Edson L. Bridges III
Registered Investment Company	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Jack J. Holmes*
Registered Investment Company	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	109	$563.3	0	$0

Connor Pugno*
Registered Investment Company	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*Jack Holmes and Connor Pugno’s information is as of March 31, 2024.

In 2020, the Firm transitioned to a new operating model designed to efficiently accommodate Bridges Trust’s growth, and create more time and space for the Firm’s key investment people to focus on their respective areas of strength. Under the new operating model, Edson L. Bridges III (Ted) expanded his responsibilities as the Firm’s CEO and as the Chief Investment Officer (CIO). Beginning in June 2024, Mr. Jack J. Holmes, and Mr. Connor Pugno assume portfolio manager responsibilities for the Fund and Mr. Holmes will replace Mr. Bridges as lead portfolio manager of the Fund and CIO of BIM beginning June 30, 2024.

As CIO, Mr. Holmes will lead the Firm’s investment team, which includes the development of the Firm’s capital markets investment strategy, investment solutions development, security research and portfolio management work. Mr. Holmes is the lead portfolio manager of the Fund’s portfolio, while transitioning some of the day-to-day responsibilities of individual portfolio management to other Bridges’ portfolio managers.

These portfolio managers, including Mr. Holmes, manage accounts, which may share the Fund’s primary investment objective of long-term capital appreciation, with a secondary objective of generating a modest amount of current income. Because of the similarities in the investment objectives and strategies of the Fund and the other accounts, conflicts of interest may arise. As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that trades are allocated fairly and equitably between other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client. In determining a fair allocation, the Adviser takes into account a number of factors including, among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transactions, the relative size of a client’s portfolio, cash available for investment and suitability.

Messrs. Bridges III, Holmes, and Pugno are paid directly by the Adviser and are not paid by the Fund. Their compensation primarily consists of a base salary and a bonus. The portfolio managers’ base salaries are generally reviewed annually and any increases are based on consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition. Bonuses are primarily determined based on individual merit, which includes research productivity and the Adviser’s profitability. Along with all other employees of the Adviser, Messrs. Bridges III, Holmes, and Pugno may also participate in a 401(k) plan. The 401(k) plan offers a salary deferral option with a company match. The portfolio managers’ salary, bonus or 401(k) match are not based on the performance of the Fund or the value of the Fund’s assets.

2.On June 1, 2024, the following disclosure is added to the section titled “Portfolio Managers” on page 25 of the Fund’s SAI:

Set forth below are the dollar ranges of Fund shares beneficially owned by each portfolio manager as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or Over $1,000,000:

Portfolio Manager	Dollar Range of Shares of the Fund
Edson L. Bridges III	Over $1,000,000
Jack J. Holmes*	None
Connor Pugno*	None
*Jack Holmes and Connor Pugno’s information is as of March 31, 2024. Messrs. Holmes and Pugno are expected to purchase shares of the Fund in anticipation of serving as portfolio managers to the Fund.

3.Accordingly, as of July 1, 2024, the following disclosure is amended in the section titled “Portfolio Managers” beginning on page 24 of the Fund’s SAI:

Mr. Jack J. Holmes is the lead portfolio manager for the Fund. Mr. Connor Pugno serves as a portfolio manager for the Fund. The following provides information regarding other accounts that are managed by the portfolio managers as of December 31, 2023:

Name of Person	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees

Jack J. Holmes*
Registered Investment Company	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	109	$563.3	0	$0

Connor Pugno*
Registered Investment Company	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*Jack J. Holmes and Connor Pugno’s information is as of March 31, 2024.

In 2020, the Firm transitioned to a new operating model designed to efficiently accommodate Bridges Trust’s growth, and create more time and space for the Firm’s key investment people to focus on their respective areas of strength. Under the new operating model, Mr. Jack J. Holmes, and Mr. Connor Pugno assume portfolio manager responsibilities for the Fund and Mr. Holmes replaced Mr. Edson L. Bridges III (Ted) as lead portfolio manager of the Fund and CIO of BIM beginning June 30, 2024.

As CIO, Mr. Holmes will lead the Firm’s investment team, which includes the development of the Firm’s capital markets investment strategy, investment solutions development, security research and portfolio management work. Mr. Holmes is the lead portfolio manager of the Fund’s portfolio, while transitioning some of the day-to-day responsibilities of individual portfolio management to other Bridges’ portfolio managers.

These portfolio managers, including Mr. Holmes, manage accounts, which may share the Fund’s primary investment objective of long-term capital appreciation, with a secondary objective of generating a modest amount of current income. Because of the similarities in the investment objectives and strategies of the Fund and the other accounts, conflicts of interest may arise. As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that trades are allocated fairly and equitably between other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client. In determining a fair allocation, the Adviser takes into account a number of factors including, among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transactions, the relative size of a client’s portfolio, cash available for investment and suitability.

Messrs. Holmes and Pugno are paid directly by the Adviser and are not paid by the Fund. Their compensation primarily consists of a base salary and a bonus. The portfolio managers’ base salaries are generally reviewed annually and any increases are based on consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition. Bonuses are primarily determined based on individual merit, which includes research productivity and the Adviser’s profitability. Along with all other employees of the Adviser, Messrs. Holmes and Pugno may also participate in a 401(k) plan. The 401(k) plan offers a salary deferral option with a company match. The portfolio managers’ salary, bonus or 401(k) match are not based on the performance of the Fund or the value of the Fund’s assets.

4.On July 1, 2024, the following disclosure is added to the section titled “Portfolio Managers” on page 25 of the Fund’s SAI:

Set forth below are the dollar ranges of Fund shares beneficially owned by each portfolio manager as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or Over $1,000,000:

Portfolio Manager	Dollar Range of Shares of the Fund
Jack J. Holmes*	None
Connor Pugno*	None
*Jack Holmes and Connor Pugno’s information is as of March 31, 2024. Messrs. Holmes and Pugno are expected to purchase shares of the Fund in anticipation of serving as portfolio managers to the Fund.

Please retain this Supplement with your SAI for future reference.